CASH FLOW INFORMATION	12 Months Ended
Jul. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]

10. CASH FLOW INFORMATION:

     For purposes of reporting cash flows, the Company considers cash equivalents to consist of short-term highly liquid investments with maturities of three months or less, which are readily convertible into cash.

     Supplemental disclosures:

	July 31,
	2012	2011	2010
Interest paid, net of capitalized interest of $4,056 (2012),
$44,108 (2011) and $569 (2010)	$541,301	$658,004	$723,623
Income taxes paid	$259,061	$333,380	$864,174